Research And Development Expenses	12 Months Ended
Dec. 31, 2012
Research And Development Expenses [Text Block]
18—RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses consist of the following:

	2012	2011	2010
Gross research and development expenses	(3,654)	(2,851)	(3,958)
Research Tax Credit	256	411	327
Grants	739	4	363
Net Research and development expenses	(2,659)	(2,436)	(3,268)

In 2012, grants mainly consisted of European, national and regional grants for the development of innovative imaging solutions for the focal treatment of prostate cancer.

In 2010, grants mainly consisted of national grants for the development of the HIFU technology.